Accounts receivable, net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 2,037,586	¥ 14,431,613	¥ 85,215,404
Less: allowance for doubtful accounts	(647,886)	(4,588,786)	(4,862,941)
Accounts receivable, net	$ 1,389,700	¥ 9,842,827	¥ 80,352,463